Property, Plant and Equipment (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	May 02, 1982
Statements [Line Items]
Cash consideration for the disposition of assets held for sale	$ 5,000,000
Asset held for sale, Advance payments received in current fiscal year	3,200,000
Asset held for sale, Advance payments received subsequent to August 31, 2019	1,800,000
Asset held for sale	2,605,147
Revenue management fees	$ 10,204
Nechalacho REE Project [Member]
Statements [Line Items]
Ownership percentage of mineral properties	100.00%
Net smelter royalty percentage	2.50%
Net smelter royalty, repurchase price	$ 1,600,000	$ 150,000
Nechalacho REE Project [Member] | Agreement with unrelated third party [Member]
Statements [Line Items]
Net smelter royalty percentage	3.00%
Net smelter royalty, repurchase price	$ 1,500,000
Option to extend waiver of royalty in perpetuity	$ 2,000,000